Fair Value Measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Private Placement Warrant [Member]
Fair Value Measurements (Details) [Line Items]
Fair value of liabilities	$ 540	$ 10,700